Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Computation of Basic and Diluted Earnings per Share of Common Stock
The following table presents the computation of basic and diluted earnings per share of common stock.

	For the year ended December 31,
($ and shares in thousands, except per share amounts)	2016	2015	2014

Numerator:
Net income (loss) attributable to IGT PLC	211,337	(75,574)	86,162

Denominator:
Weighted average shares, basic	201,511	192,398	173,792
Incremental shares under stock based compensation plans	703	—	698
Weighted average shares, diluted	202,214	192,398	174,490

Basic earnings (loss) per share attributable to IGT PLC	1.05	(0.39)	0.50
Diluted earnings (loss) per share attributable to IGT PLC	1.05	(0.39)	0.49